Income Tax Credit (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of Major Components of Income Tax

The major components of income tax for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(in thousands)
	£	£	£
Current tax:
In respect of current year U.K.	1,279	3,592	4,558
In respect of current year U.S.	—	—	(1)
In respect of prior years U.K.	(123)	(106)	(206)
Total current tax	1,156	3,486	4,351

Deferred tax:
In respect of current year U.S.	12	(32)	48
In respect of prior years U.S.	—	—	(1)
Total deferred tax	12	(32)	47

Income tax credit	1,168	3,454	4,398

Current income tax receivable:
U.K. tax	1,759	4,591	5,121
U.S. tax	2	3	2
Current income tax receivable	1,761	4,594	5,123

Deferred tax:
U.S. tax	117	113	143

Schedule of Reconciliation of Accounting Loss per Statement of Operations

The credit for the year can be reconciled to the loss per the statement of operations as follows:

	2025	2024	2023
	(in thousands)
	£	£	£
Loss before tax	(30,521)	(22,451)	(32,030)
Tax on loss at standard U.K. tax rate of 25% (2024: 25%; 2023: 23.52%)	(7,630)	(5,613)	(7,533)
Effects of:
Expenses not deductible	2,910	538	4,818
Deduction for R&D	—	—	(7,394)
Losses surrendered for R&D tax credit	—	—	7,394
Deferred tax - prior year adjustment	—	—	1
Overseas tax payable - current year	—	—	1
R&D tax credit - U.S.	(12)	32	(48)
R&D tax credit - current year	—	—	(4,558)
R&D tax credit - additional 86% tax deduction for R&D	(1,020)	(2,863)	—
R&D tax credit - losses utilized at 14.5% for R&D tax credit	926	2,600	—
R&D tax credit - prior years	123	106	206
Deferred tax asset not recognized	3,535	1,746	2,715
Income tax credit	(1,168)	(3,454)	(4,398)